Stock Options	12 Months Ended
Dec. 31, 2011
Stock Options
Stock Options

17.                               Stock Options

(a)                                 Stock Option Plan

The board of directors approved a stock option plan (the “Plan”) effective November 1, 2003, pursuant to which directors, officers, employees and consultants of the Company are eligible to receive grants of options for the Company’s common stock. The Plan expires on November 1, 2023. Up to 10% of the Company’s then outstanding common stocks were reserved for issuance under the plan. As of December 31, 2011, 80,100 shares of common stock under the options plan remained available. Each stock option entitles its holder to purchase one share of common stock of the Company.  Options may be granted for a term not exceeding 10 years from the date of grant.  The Plan is administered by the board of directors.

In January 2009, the Company granted 1,708,500 options to directors, officers and certain employees with an exercise price of $1.60, being the quoted market price of the Company’s shares at the time of grant. These options vest in installments from January 10, 2010 to April 10, 2012 and expire on January 10, 2014. The Company did not grant any stock options in 2010. In December 2011, the Company granted 767,000 options to employees with an exercise price of $2.37, being the quoted market price of the Company’s shares at the time of grant. These options vest in installments from December 26, 2012 to March 26, 2015, and expire on December 25, 2017.

(b)                                 Valuation Assumptions

The following assumptions were used in determining stock based compensation costs under the Black-Scholes option pricing model:

	2011	2010	2009
Expected volatility	86.91%	—	75.80%
Risk-free interest rate	0.36%	—	1.38%
Expected life (years)	3.24	—	2.26
Dividend yield	Nil	—	Nil
Estimated forfeiture rate	10%	—	7%

The weighted average fair value of options granted in 2011 and 2009 was $1.35 and $0.70 per option, respectively.

The expected volatility related to 2011 grants and 2009 grants is based on the Company’s historical stock prices. Computation of expected life was estimated after considering the contractual terms of the stock-based award, vesting schedules and expectations of future employee behaviour. The interest rate for period within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant.

(c)                                  Stock-based Payment Award Activity

A summary of the Company’s stock options activities is presented below:

		Weighted Average	Aggregate Intrinsic
	Number	Exercise Price	Value
Outstanding as at December 31, 2009	1,783,500	1.66
Exercised	(220,700)	1.88
Forfeited	(65,400)	1.60
Outstanding as at December 31, 2010	1,497,400	1.63
Granted	767,000	2.37
Expired	(30,000)	3.23
Exercised	(468,000)	1.60
Forfeited	(37,900)	1.60
Outstanding as at December 31, 2011	1,728,500	$1.90	$576,900

Exercisable at December 31, 2011	801,700	$1.60	$481,020

Options Outstanding				Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life	Price	Exercisable	Life	Price

$1.60	961,500	2.06	$1.60	801,700	2.06	$1.60
$2.37	767,000	5	$2.37	—	—	—
	1,728,500	3.36	$1.90	801,700	2.06	$1.60

Included in selling, general and administrative expenses are $206,301, $459,901 and $422,860 of stock-based compensation in 2011, 2010 and 2009, respectively. Stock-based compensation expense is charged to operations over the vesting period of the options using the straight-line amortization method.

Aggregate intrinsic value of the Company’s stock options is calculated as the difference between the exercise price of the options and the quoted price of the common shares that were in-the-money. The aggregate intrinsic value of the Company’s stock options exercised under the Plan was $995,444, $604,222 and $1,539,669 in 2011, 2010 and 2009, respectively, determined as of the date of exercise of option.

As at December 31, 2011, there was $1,043,765 of unrecognized compensation cost related to non-vested stock options granted under the Plan. That cost is expected to be recognized over a period of 39 months. The estimated fair value of stock options vested during 2011, 2010 and 2009 was $416,325, $528,675 and $22,960, respectively.